Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Cash	$ 6,658	$ 7,078	$ 9,980
Loans receivable, net of allowance for loan losses	175,468	187,005	196,858
Accrued interest receivable	758	742	956
Property and equipment, net	344	400	247
Debt issuance costs	248	279	419
Other assets	345	114	294
Foreclosed assets	1,374
Total assets	185,195	195,618	208,754
Commitments and contingencies
Borrowings from financial institutions	113,315	121,809	125,759
Notes payable	60,801	62,103	69,527
Accrued interest payable	297	355	142
Other liabilities	539	489	472
Total liabilities	174,952	184,756	195,900
Series A preferred units	11,715	11,760	11,760
Class A common units	1,509	1,509	1,509
Accumulated deficit	(2,981)	(2,327)	(343)
Accumulated other comprehensive loss		(80)	(72)
Total members' equity	10,243	10,862	12,854
Total liabilities and members' equity	$ 185,195	$ 195,618	$ 208,754